Pension and Postretirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans
The Company and its subsidiaries sponsor multiple defined benefit plans that cover certain employees. Postretirement benefit plans, other than pensions, provide healthcare benefits for certain eligible employees. Benefits are primarily based on years of service and employee compensation.
Pension Plans
The Company has both funded and unfunded pension benefit plans. It is the Company’s policy to fund such plans in accordance with applicable laws and regulations in order to ensure adequate funds are available in the plans to make benefit payments to plan participants and beneficiaries when required.
The components of the Company's pension related costs for the following periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Service cost	$1,001	$873
Interest cost	1,975	2,458
Expected return on plan assets	(2,686)	(3,118)
Curtailment / settlement (gain) loss	—	—
Net amortization of:
Actuarial (gain) loss	98	(4)
Transition costs and other	(9)	—
Net periodic benefit cost	$379	$209

The Company’s practice is to fund amounts for its qualified pension plans at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws. In addition, the Company manages these plans to ensure that all present and future benefit obligations are met as they come due. Full year contributions are expected to approximate $3.4 million.
Postretirement Plans
The Company sponsors several Non-U.S. postretirement plans that provide healthcare benefits to cover certain eligible employees. These plans have no plan assets, but instead are funded by the Company on a pay-as-you-go basis in the form of direct benefit payments.
The components of the Company's postretirement related costs for the following periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Service cost	$2	$9
Interest cost	44	93
Curtailment / settlement (gain) loss	—	—
Net amortization of:
Actuarial (gain) loss	2	5
Transition costs and other	—	—
Net periodic benefit cost	$48	$107

Defined Contribution Plans
The Company sponsors several defined contribution plans through its domestic subsidiaries covering employees who meet certain service requirements. The Company makes matching contributions to the plans based upon a percentage of the employees’ contribution in the case of its 401(k) plans or upon a percentage of the employees’ salary or hourly wages in the case of its non-contributory money purchase plans.

Pension and Postretirement Benefit Plans
The Company and its subsidiaries sponsor multiple defined benefit plans that cover certain employees. Postretirement benefit plans, other than pensions, provide healthcare benefits for certain eligible employees. Benefits are primarily based on years of service and the employee’s compensation.
Pension Plans
The Company has both funded and unfunded pension benefit plans. It is the Company’s policy to fund such plans in accordance with applicable laws and regulations in order to ensure adequate funds are available in the plans to make benefit payments to plan participants and beneficiaries when required.
The following table details information regarding the Company's pension plans:

In thousands	U.S. Pension Plans		Non-U.S. Pension Plans
	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013
Pension Plans
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$(98,320)	$(16,309)	$(138,304)	$(131,580)
Service costs	(322)	(4)	(2,995)	(3,398)
Interest costs	(4,416)	(1,067)	(5,356)	(4,980)
Participant contributions	—	—	(171)	(170)
Acquisition / transfers	—	(84,932)	(2,594)	(1,602)
Plan amendments	—	—	—	622
Actuarial gain / (loss)	(18,229)	2,670	(39,661)	2,273
Settlements / curtailments	—	—	204	—
Benefit payments	6,261	1,322	4,959	4,917
Currency translation	—	—	20,768	(4,386)
Benefit obligation at end of year	$(115,026)	$(98,320)	$(163,150)	$(138,304)
Change in Plan Assets:
Fair value at beginning of year	$98,822	$12,172	$144,331	$139,064
Actual return on plan assets	10,776	2,270	41,160	(877)
Employer and participant contributions	721	721	4,938	4,788
Acquisition / transfers	—	84,981	—	1,203
Settlements / curtailments	—	—	(204)	(263)
Benefit payments	(6,261)	(1,322)	(4,959)	(4,618)
Currency translation	—	—	(21,103)	5,034
Fair value at end of year	$104,058	$98,822	$164,163	$144,331
Funded (unfunded) status	$(10,968)	$502	$1,013	$6,027
Amounts included in the balance sheet:
Current assets	$—	$—	$—	$—
Other noncurrent assets	—	—	10,018	12,133
Accounts payable and accrued liabilities	—	—	(1,217)	(346)
Other noncurrent liabilities	(10,968)	502	(7,788)	(5,760)
Net amount recognized	$(10,968)	$502	$1,013	$6,027
Weighted average assumptions used:
Return on plan assets	5.9 - 7.0%	5.9 - 7.0%	3.0 - 5.5%	3.0 - 5.5%
Discount rate	3.7 - 4.0%	4.6%	1.7 - 8.0%	3.4 - 8.0%
Salary and wage escalation rate	N/A	N/A	2.0 - 4.5%	2.8 - 4.5%

The Company has plans whose fair value of plan assets exceeds the benefit obligation. In addition, the Company also has plans whose benefit obligation exceeds the fair value of plan assets. The total amount of prepaid benefit cost included in the net prepaid (accrued) benefit cost recognized for all pension plans approximates $(10.0) million and $6.5 million at December 31, 2014 and December 28, 2013, respectively. The accumulated benefit obligation was $275.0 million and $232.2 million at December 31, 2014 and December 28, 2013, respectively.
The following table summarizes the pretax amounts recorded in Accumulated other comprehensive income (loss) for the Company’s pension plans as of December 31, 2014 and December 28, 2013:

In thousands	U.S. Pension Plans		Non-U.S. Pension Plans
	December 31, 2014	December 28, 2013	December 31, 2014	December 28, 2013
Transition net asset	$—	$—	$—	$—
Net actuarial (gain) loss	14,454	1,174	15,932	12,583
Prior service cost	—	—	(525)	—
Net amounts recognized	$14,454	$1,174	$15,407	$12,583

The components of the Company's pension related costs for the following periods are as follows:

	U.S. Pension Plans			Non-U.S. Pension Plans
In thousands, except percentage data	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Pension Benefit Plans
Components of net periodic benefit cost:
Service cost	$322	$4	$—	$2,995	$3,398	$2,002
Interest cost	4,416	1,067	620	5,356	4,980	5,032
Return on plan assets	(5,829)	(1,679)	(899)	(6,487)	(6,574)	(5,462)
Curtailment / settlement (gain) loss	—	—	—	61	—	792
Net amortization of:
Transition costs and other	3	253	181	1	95	(238)
Net periodic benefit cost	$(1,088)	$(355)	$(98)	$1,926	$1,899	$2,126
Weighted average assumptions used:
Return on plan assets	5.9 - 7.0%	5.9 - 7.0%	8.0%	3.0 - 5.5%	3.0 - 5.5%	1.5 - 6.0%
Discount rate	4.6%	4.6%	3.8%	3.2 - 8.0%	3.4 - 8.0%	3.7 - 7.0%
Salary and wage escalation rate	N/A	N/A	N/A	1.0 - 4.5%	2.8 - 4.5%	2.0 - 4.5%

During the fourth quarter of 2012, the Company completed the liquidation of two pension plans related to its former Dominion Textile, Inc. business in Canada. All pension benefits legally owed to plan participants were fully paid from plan assets by the end 2012. Excess plan assets left in the trust after all participants were paid was $0.3 million and is reported within Other current assets in the Company's Consolidated Balance Sheet at December 29, 2012. The surplus was received by the Company in the first quarter of 2013. As a result of the liquidation of these plans, the Company recognized a settlement loss of $0.8 million within Special charges, net in the Company's Consolidated Statement of Operations during the fiscal year ended December 29, 2012.
The expected long-term rate of return on plan assets reflects the average rate of returns expected on the funds invested or to be invested in order to provide for the benefits included in the projected benefit obligation. The expected long-term rate of return on plan assets is based on what is achievable given the plan's investment policy, the types of assets held and target asset allocations. The expected long-term rate of return is determined as of the measurement date. The Company reviews each plan and its historical returns and target asset allocations to determine the appropriate long-term rate of return on plan assets to be used. Discount rates are primarily based on the market yields of global bond indices for AA-rated corporate bonds, applied to a portfolio for which the term and currency correspond with the estimated term and currency of the obligation.
The Company’s practice is to fund amounts for its qualified pension plans at least sufficient to meet the minimum requirements set forth in applicable employee benefit laws and local tax laws. In addition, the Company manages these plans to ensure that all present and future benefit obligations are met as they come due. During 2015, employer contributions are expected to approximate $3.7 million. As well, the Company expects to recognize amortization of actuarial gains/losses as components of net periodic benefit cost of $0.4 million.
Investment decisions
The Company’s overall investment strategy for pension plan assets is to achieve a blend of approximately 80 percent of investments for long-term growth and 20 percent for near-term benefit payments with a wide diversification of asset types, fund strategies and fund managers. In the U.S., the target allocations for plan assets are 40-55 percent in equity securities, 40-55 percent in corporate bonds and U.S. Treasury securities and the remainder in cash, cash equivalents or other types of investments. Equity securities primarily include investments in large-cap, mid-cap and small-cap companies principally located in the U.S. Fixed income securities include corporate bonds of companies of diversified industries and U.S. Treasuries.
The plans’ weighted-average asset allocations by asset category are as follows:

	December 31, 2014	December 28, 2013
Cash	6%	12%
Equity Securities	27%	30%
Fixed Income Securities	67%	58%
Total	100%	100%

The trust funds are sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return. The investment managers select investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the plans’ investment strategy. The investment managers will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure. It is the responsibility of the trustee to administer the investments of the trust within reasonable costs. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs chargeable to the Trust.
The fair value of the Company's pension plan assets at December 31, 2014 by asset category is as follows:

In thousands	Total	Level 1	Level 2	Level 3
Cash	$3,904	$1,979	$1,925	$—
Equity securities:
U.S. equities (a)	17,191	11,269	5,922	—
Foreign equities (b)	12,190	5,413	6,777	—
Global equity funds (c)	42,829	13,017	29,812	—
Emerging markets (d)	749	749	—	—
Total equity securities	72,959	30,448	42,511	—
Fixed income securities:
U.S. fixed income funds (e)	68,036	1,939	66,097	—
Foreign fixed income funds (f)	120,299	—	120,299	—
Total fixed income securities	188,335	1,939	186,396	—
Insurance funds	3,023	—	—	3,023
Total	$268,221	$34,366	$230,832	$3,023

(a)	This category consists of commingled and registered mutual funds that focus on equity securities of U.S companies. It includes both indexed and actively managed funds.

(b)	This category consists of commingled and registered mutual funds that focus on equity securities of companies outside of the U.S. It includes both indexed and actively managed funds.

(c)	This category consists of commingled and registered mutual funds that invest in equity securities of both U.S. and foreign companies. It includes actively managed funds

(d)	This category consists of commingled and registered mutual funds that invest in equity securities of companies in emerging market economies. It includes actively managed funds.

(e)	This category consists of actively managed funds that invest in investment-grade bonds of U.S. issuers from diverse industries and U.S. government bonds and treasury notes.

(f)	This category consists of funds that invest in investment-grade bonds of foreign companies and Euro region government bonds.

The fair value of the Company's pension plan assets at December 28, 2013 by asset category is as follows:

In thousands	Total	Level 1	Level 2	Level 3
Cash	$28,671	$27,803	$868	$—
Equity securities:
U.S. equities (a)	16,566	11,023	5,543	—
Foreign equities (b)	16,233	4,993	11,240	—
Global equity funds (c)	37,697	13,489	24,208	—
Emerging markets (d)	2,423	1,083	1,340	—
Total equity securities	72,919	30,588	42,331	—
Fixed income securities:
U.S. fixed income funds (e)	43,069	11,030	27,332	4,707
Foreign fixed income funds (f)	97,264	—	97,264	—
Total fixed income securities	140,333	11,030	124,596	4,707
Insurance funds	1,230	$—	$—	$1,230
Total	$243,153	$69,421	$167,795	$5,937

(a)	This category consists of commingled and registered mutual funds that focus on equity securities of U.S companies. It includes both indexed and actively managed funds.

(b)	This category consists of commingled and registered mutual funds that focus on equity securities of companies outside of the U.S. It includes both indexed and actively managed funds.

(c)	This category consists of commingled and registered mutual funds that invest in equity securities of both U.S. and foreign companies. It includes actively managed funds

(d)	This category consists of commingled and registered mutual funds that invest in equity securities of companies in emerging market economies. It includes actively managed funds.

(e)	This category consists of actively managed funds that invest in investment-grade bonds of U.S. issuers from diverse industries and U.S. government bonds and treasury notes.

(f)	This category consists of funds that invest in investment-grade bonds of foreign companies and Euro region government bonds.
Postretirement Plans
The Company sponsors several Non-U.S. postretirement plans that provide healthcare benefits to cover certain eligible employees. These plans have no plan assets, but instead are funded by the Company on a pay-as-you-go basis in the form of direct benefit payments.
The following table details information regarding the Company's postretirement plans:

In thousands	U.S. Postretirement Plans		Non-U.S. Postretirement Plans
	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013
Postretirement Benefit Plans
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$(2,034)	$—	$(5,511)	$(4,864)
Additional benefit obligations	—	—	—	—
Service costs	—	—	(7)	(59)
Interest costs	(89)	(11)	(146)	(187)
Acquisition / transfers	—	(2,030)	1,834	(1,419)
Actuarial gain / (loss)	17	7	(237)	305
Settlements / curtailments	—	—	—	182
Benefit payments	25	—	314	381
Currency translation	—	—	321	150
Benefit obligation at end of year	$(2,081)	$(2,034)	$(3,432)	$(5,511)
Change in Plan Assets:
Fair value at beginning of year	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—
Employer and participant contributions	25	—	314	381
Benefit payments	(25)	—	(314)	(381)
Currency translation	—	—	—	—
Fair value at end of year	$—	$—	$—	$—
Funded status	$(2,081)	$(2,034)	$(3,432)	$(5,511)
Amounts included in the balance sheet:
Other noncurrent assets	$—	$—	$—	$—
Accounts payable and accrued liabilities	(97)	(119)	(297)	(492)
Other noncurrent liabilities	(1,984)	(1,915)	(3,135)	(5,019)
Net amount recognized	$(2,081)	$(2,034)	$(3,432)	$(5,511)
Weighted average assumptions used:
Return on plan assets	N/A	N/A	N/A	N/A
Discount rate	3.7%	4.6%	3.2 - 3.7%	4.1 - 4.8%
Salary and wage escalation rate	N/A	N/A	2.5%	3.0%

The following table summarizes the pretax amounts recorded in Accumulated other comprehensive income (loss) for the Company’s postretirement benefit plans as of December 31, 2014 and December 28, 2013:

In thousands	U.S. Postretirement Plans		Non-U.S. Postretirement Plans
	December 31, 2014	December 28, 2013	December 31, 2014	December 28, 2013
Transition net asset	$—	$—	$—	$—
Net actuarial (gain) loss	(23)	(7)	122	(12)
Prior service cost	—	—	—	—
Net amounts recognized	$(23)	$(7)	$122	$(12)

The components of the Company's postretirement related costs for the following periods are as follows:

	U.S. Postretirement Plans			Non-U.S. Postretirement Plans
In thousands, except percentage data	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Postretirement Benefit Plans
Components of net periodic benefit cost:
Service cost	$—	$—	$—	$7	$59	$69
Interest cost	89	11	—	146	187	218
Curtailment / settlement (gain) loss	—	—	—	—	114	186
Net amortization of:
Transition costs and other	—	—	—	—	35	26
Net periodic benefit cost	$89	$11	$—	$153	$395	$499
Weighted average assumptions used:
Discount rate	4.6%	4.6%	N/A	4.1 - 4.8%	4.1 - 4.8%	3.5 - 7.0%
Salary and wage escalation rate	N/A	N/A	N/A	3.0%	3.0%	3.0 - 4.5%

Assumed health care cost trend rates
The health care cost trend rate assumptions for the Company provided health care benefits for retirees in Canada are reflected in the following table. The Company does not provide post-employment health care benefits for retirees in other countries.

	December 31, 2014	December 28, 2013
Weighted average health care cost trend rate assumed for next year	6.22%	6.44%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reached the ultimate trend rate	2028	2028

A one-percentage point increase in the assumed health care cost trend rate would have increased aggregate service and interest cost in 2014 by less than $0.1 million and the accumulated postretirement benefit obligation as of December 31, 2014 by $0.1 million. A one-percentage point decrease in the assumed health care cost trend rate would have decreased aggregate service and interest cost in 2014 by less than $0.1 million and the accumulated postretirement benefit obligation as of December 31, 2014 by $0.1 million.
Expected Benefit Payments
The following table reflects the total benefits projected to be paid from the pension plans or from the Company’s general assets, under the current actuarial assumptions used for the calculation of the projected benefit obligations. Therefore, actual payments may differ from projected benefit payments. The expected level of payments to, or on the behalf of, participants is as follows:

In thousands	Pension	Postretirement
2015	$10,833	$393
2016	10,526	385
2017	10,898	377
2018	11,316	370
2019	11,619	363
2020 to 2024	65,189	1,715

Defined Contribution Plans
The Company sponsors several defined contribution plans through its domestic subsidiaries covering employees who meet certain service requirements. The Company makes contributions to the plans based upon a percentage of the employees’ contribution in the case of its 401(k) plans or upon a percentage of the employees’ salary or hourly wages in the case of its noncontributory money purchase plans. The cost of the plans was $4.2 million, $2.7 million and $2.5 million for fiscal 2014, 2013 and 2012, respectively.